Fair Values Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Of Financial Instruments [Abstract]
Table Of Assets And Liabilities Measured At Fair Value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2021 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Financial assets at fair value through profit or loss - Debt securities	1,396,925	1,396,925	1,396,145	780	—
- Derivatives	2,816,482	2,816,482	—	2,816,482	—
- Equity instruments	6,403,268	6,403,268	2,289,351	—	4,113,917
Financial assets at fair value through other comprehensive income - Debt securities	167,039,478	167,039,478	55,145,256	110,853,002	1,041,220
Financial assets at fair value through other comprehensive income - Equity instruments	36,083	36,083	—	36,083	—

Total	177,692,236	177,692,236	58,830,752	113,706,347	5,155,137

Financial liabilities at fair value through profit or loss

Derivatives	314,215	314,215	—	314,215	—

Total	314,215	314,215	—	314,215	—

The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2020 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Financial assets at fair value through profit or loss
- Debt securities	1,423,018	1,423,018	818,068	604,950	—
- Derivatives	5,853,137	5,853,137	—	4,069,007	1,784,130
- Equity instruments	11,767,330	11,767,330	2,659,805	—	9,107,525
Financial assets at fair value through other comprehensive income - Debt securities	192,516,731	192,516,731	2,939,100	189,577,631	—
Financial assets at fair value through other comprehensive income - Equity instruments	43,018	43,018	—	43,018	—

Total	211,603,234	211,603,234	6,416,973	194,294,606	10,891,655

Financial liabilities at fair value through profit or loss
Derivatives	284,818	284,818	—	284,818	—

Total	284,818	284,818	—	284,818	—

Table Of Transfers Between Hierarchy Levels From Level 1 To Level 2

	December 31, 2021	December 31, 2020
Treasury Bonds adjusted by CER in pesos maturing in 2021	—	94,640

Table Of Transfers Between Hierarchy Levels From Level 2 To Level 1	The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2021:

December 31, 2021
Treasury Bonds adjusted by 1.20% CER in pesos maturing 03-18-2022	4,225,658
Treasury Bonds adjusted by 1.50% CER in pesos maturing 03-25-2024	12,733,272
Treasury Bonds adjusted by 1.40% CER in pesos maturing 03-25-2023	9,717,708
Treasury Bonds adjusted by 1.30% CER in pesos maturing 09-20-2022	10,809,133

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets
The tables below shows a sensitivity analysis for each of the above-mentioned securities:

Badlar Scenarios	Changes in final price
	ON PCR G	ON WNC10O	ON LDCAO
+ 1%	0.011616%	0.002136%	0.014013%
+ 2%	0.023232%	0.004440%	0.028175%
+ 3%	0.034848%	0.006745%	0.042337%

Latest market price scenarios	Changes in final price
	PCR G	WNC10O	LDCAO	ARCOR17	VISTA11	LTP1
+ 2%	1.930%	1.968%	2.043%	1.997%	2.008%	2.000%
+ 5%	4.826%	4.920%	5.108%	4.994%	5.021%	5.000%
+ 10%	9.652%	9.839%	10.215%	9.987%	10.042%	10.000%

Dollar 3500 Scenarios	Changes in final price
	ON VISTA11	ON LTP1
+ 2%	2.000%	2.000%
+ 5%	5.000%	5.000%
+10%	10.000%	10.000%

UVA Scenarios	Changes in final price
ON ARCOR17
+ 2%	2.000%
+ 5%	5.000%
+10%	10.000%

Table Of Assets And Liabilities Not Measured At Fair Value
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2021 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	218,277,286	(a	)	—	—
Other financial assets	28,437,414	(a	)	—	—
Debt securities	19,857,627	22,084,903		22,084,903	—
Loans and advances	378,995,107	373,131,211		—	373,131,211
Reverse repurchase agreements	137,382,938	(a	)	—	—

Financial liabilities

Deposits	708,336,185	699,975,184		699,975,184	—
Other financial liabilities	61,592,426	(a	)	—	—
Bank loans	11,758,005	11,490,026		11,490,026	—
Debt securities issued	502,975	398,573		398,573	—

The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2020 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	229,491,716	(a	)	—	—
Other financial assets	31,458,292	(a	)	—	—
Loans and advances	422,010,840	417,263,061		—	417,263,061
Reverse repurchase agreements	73,488,887	(a	)	—	—
Financial liabilities

Deposits	721,837,845	715,158,115		2,532,537	712,625,578
Other financial liabilities	59,209,439	(a	)	—	—
Bank loans	14,529,681	14,898,662		7,265,248	7,633,414
Debt securities issued	1,764,178	1,717,199		1,717,199	—

a)	The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.

Reconciliation of unobservable input reconciliation
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Balance at the beginning of the fiscal year	10,891,656	7,640,237
Investments in equity instruments – Prisma Medios de Pago S.A. (*)	(1,483,592)	5,085,061
Derivatives - Put options - Prisma Medios de Pago S.A. (*)	(1,182,000)	750,180
Private securities - Corporate bonds	1,041,220	—
Dividends received	(582,269)	(682,674)
Net monetary inflation adjustment	(3,529,878)	(1,901,148)

Balance at year-end	5,155,137	10,891,656

(*) Presented	in Gains on financial assets and liabilities at fair value through profit or loss, net.